Segment Information	6 Months Ended
Dec. 31, 2024
Segment Information [Abstract]
SEGMENT INFORMATION
3.	SEGMENT INFORMATION

IFRS 8 Operating Segments requires operating segments to be identified on the basis of internal reports that are regularly reviewed by the Chief Operating Decision Maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and for which discrete financial information is available. In the case of the Group the CODM are the executive management team and all information reported to the CODM is based on the consolidated results of the Group as one operating segment, as the Group’s activities relate to mineral exploration.

Accordingly, the Group has only one reportable segment and the results are the same as the Group results.

a)	Segment assets by geographical region

The total of non-current assets other than financial instruments and deferred tax assets, broken down by location of the assets:

	31 December 2024 $	30 June 2024 $
Geographical information
United States	-	-
Greenland	95,769,243	5,000,000
Austria	50,010,281	50,609,184
	145,779,524	55,609,184

b)	Revenue by geographical region

The total revenue, broken down by location of the assets:

	31 December 2024 $	31 December 2023 $
Geographical information
United States	261,613	-
Greenland	-	-
Austria	98,246	540
	359,859	540